CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Preferred Stock	$ 2,119,000	5,332,000
Common Stock	3,010,000	2,958,000
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Preferred Stock	50,000
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
Preferred Stock	202,000
Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	90,826
Preferred Stock, Shares Outstanding	90,826	90,901	91,962
Preferred Stock	1,084,000
2003 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	50,500
Preferred Stock, Shares Outstanding	50,500	257,790	262,790
Preferred Stock	783,000
Common Class A Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	7,926,280	8,735,714	8,705,243
Common Stock	2,506,000
Common Class B Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	1,967,958	2,013,953	2,055,424
Common Stock	$ 504,000